Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Entities Under Common Control [Member]	Common Stock Including Additional Paid in Capital [Member]	Common Stock Including Additional Paid in Capital [Member] Class A [Member]	Common Stock Including Additional Paid in Capital [Member] Class B [Member]	Accumulated Deficit [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member] Entities Under Common Control [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member] Accumulated Deficit [Member]	Teekay Lightering Services LLC [Member]	Teekay Lightering Services LLC [Member] Entities Under Common Control [Member]	Teekay Corporation [Member]	Teekay Corporation [Member] Entities Under Common Control [Member]
Beginning Balance at Dec. 31, 2013	$ 524,725	$ 240,053		$ 673,092	$ 125	$ (388,545)
Beginning Balance, shares (in shares) at Dec. 31, 2013			83,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,906	11,764				57,142		$ 3,396
Proceeds from issuance of common stock, net of offering costs (in shares)				24,167
Stock Issued During Period, Value, New Issues				$ 111,190	$ 17,010
Proceeds from issuance of Class A common stock, net of offering costs	111,190
Value assigned to share issuance to Teekay Corporation for purchase of TTOL (in shares)					4,221
Value adjustment to share issuance to Teekay Corporation for purchase of TTOL	17,010
Purchase of TTOL from Teekay Corporation	(6,626)					(6,626)
Equity contribution from Teekay Corporation	1,267					1,267
Net change in parent's equity from Entities under Common Control	(13,875)	(13,875)
Return of capital to parent	0
Return of capital										$ (17,720)	$ (17,720)	$ (178,044)	$ (178,044)
Dividends declared	(11,382)	(1,217)				(10,165)
Equity-based compensation (in shares)			85
Equity-based compensation	1,233			1,233
Ending Balance at Dec. 31, 2014	496,684	40,961		$ 785,515	$ 17,135	(346,927)
Ending Balance , shares (in shares) at Dec. 31, 2014			112,064
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	183,626	6,699				176,927		2,708
Proceeds from issuance of common stock, net of offering costs (in shares)				37,201	6,512
Stock Issued During Period, Value, New Issues				$ 246,032	$ 45,500
Proceeds from issuance of Class A common stock, net of offering costs	246,032
Proceeds from issuance of Class B common stock, net of offering costs	45,500
Value adjustment to share issuance to Teekay Corporation for purchase of TTOL	(239)					(239)
Net change in parent's equity from Entities under Common Control	1,549	1,549
Return of capital to parent	0
Acquisition of SPT Explorer and Navigator Spirit from Teekay Offshore Partners L.P.							$ (40,502)	(27,191)	$ (13,311)
Dividends declared	(33,863)					(33,863)
Equity-based compensation (in shares)			254
Equity-based compensation	692			692
Ending Balance at Dec. 31, 2015	899,479	22,018		$ 1,032,239	62,635	(217,413)
Ending Balance , shares (in shares) at Dec. 31, 2015			156,031
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,823	4,968				62,855		$ 0
Proceeds from issuance of common stock, net of offering costs (in shares)				3,020
Stock Issued During Period, Value, New Issues				$ 7,558
Proceeds from issuance of Class A common stock, net of offering costs	7,558
Net change in parent's equity from Entities under Common Control	130	130
Return of capital to parent	15,000	15,000
Return of capital	(15,000)
Dividends declared	(28,122)					(28,122)
Equity-based compensation (in shares)			253
Equity-based compensation	872			872
Ending Balance at Dec. 31, 2016	$ 932,740	$ 12,116		$ 1,040,669	$ 62,635	$ (182,680)
Ending Balance , shares (in shares) at Dec. 31, 2016			159,304